Annual Total Returns- JPMorgan Institutional Tax Free Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan Institutional Tax Free Money Market Fund - Institutional	2019	2020
Total	1.30%	0.46%